BLACKROCK FUNDSSM

BlackRock Global Opportunities Portfolio

BlackRock International Opportunities Portfolio

(each a “Fund” and collectively the “Funds”)

SUPPLEMENT DATED JUNE 18, 2012 TO THE

PROSPECTUS DATED JANUARY 30, 2012

Effective immediately, the Funds’ prospectus is hereby amended to provide that Thomas Callan, Ian Jamieson and Nigel Hart will serve as co-portfolio managers of the Funds. The following changes are made to the prospectus:

In the “Fund Overview” section for BlackRock Global Opportunities Portfolio, the subsection entitled “Portfolio Managers” is deleted and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Thomas Callan, CFA	2006	Managing Director of BlackRock, Inc.
Ian Jamieson, CFA	2011	Managing Director of BlackRock, Inc.
Nigel Hart, CFA	2012	Managing Director of BlackRock, Inc.

In the “Fund Overview” section for BlackRock International Opportunities Portfolio, the subsection entitled “Portfolio Managers” is deleted and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Thomas Callan, CFA	1999	Managing Director of BlackRock, Inc.

Ian Jamieson, CFA	2011	Managing Director of BlackRock, Inc.
Nigel Hart, CFA	2012	Managing Director of BlackRock, Inc.

The section in the prospectus captioned “Details About the Funds — How Each Fund Invests — About the Portfolio Management Team” as it relates to each Fund is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM

The Fund is managed by a team of financial professionals. Thomas Callan, CFA, Ian Jamieson, CFA and Nigel Hart, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section in the prospectus captioned “Management of the Funds — Portfolio Manager Information — Global Opportunities” is deleted in its entirety and replaced with the following:

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Thomas Callan, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 1998; Head of BlackRock’s Global Opportunities equity team.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Ian Jamieson, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2011	Managing Director of BlackRock, Inc. since 2012; Director of BlackRock, Inc. from 2007 to 2011; Vice President of BlackRock, Inc. from 2004 to 2006.
Nigel Hart, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2012	Managing Director of BlackRock, Inc. since 2012; Managing Partner and Portfolio Manager of ReachCapital Management LP from 2000 to 2010.

In addition, the section in the prospectus captioned “Management of the Funds — Portfolio Manager Information — International Opportunities” is deleted in its entirety and replaced with the following:

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Thomas Callan, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	1999	Managing Director of BlackRock, Inc. since 1998; Head of BlackRock’s Global Opportunities equity team.
Ian Jamieson, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2011	Managing Director of BlackRock, Inc. since 2012; Director of BlackRock, Inc. from 2007 to 2011; Vice President of BlackRock, Inc. from 2004 to 2006.
Nigel Hart, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2012	Managing Director of BlackRock, Inc. since 2012; Managing Partner and Portfolio Manager of ReachCapital Management LP from 2000 to 2010.

Shareholders should retain this Supplement for future reference.

PRO-OPPS-0612SUP